Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of defined benefit plans disclosures

	Years Ended December 31,
	2024	2023
Liability at beginning of year	$83	$72
Interest cost	3	2
Service cost	16	22
Actuarial (gains) / losses	-	(15)
Foreign exchange fluctuations	(5)	2
Liability at end of year	$97	$83

Schedule of amounts included in the consolidated statements of operations

	Years Ended December 31,
	2024	2023
Amounts included on the consolidated statements of operations:
Interest cost	$3	$2
Service cost	16	22
Total	$19	$24

Schedule of amounts included in the consolidated statements of comprehensive income (loss)

	Years Ended December 31,
	2024	2023
Amounts included on the consolidated statements of comprehensive income (loss):
Actuarial (gains) / losses	$-	$(15)
Total	$-	$(15)

Schedule of actuarial assumptions

	Valuation Date
Financial Assumptions	December 31, 2024	December 31, 2023
Discount rate	3.08%	3.08%
Future salary increases	2.40%	2.40%
Inflation	1.10%	2.10%

Valuation Date
Demographic Assumptions	December 31, 2024	December 31, 2023
Mortality(1)	EVK 2000 (male and female)
Disability(1)	50% EVK 2000
Retirement age limits(2)	As defined by the Greek main insurance institution for each employee.
Turnover(3)	0.00%

(1)	Mortality Table: The mortality rate of employees is defined according to EVK 2000 (male and female), which is widely accepted as unbiased.
(2)	Turnover Rates: For the purposes of the actuarial study, the turnover rate was estimated based on the Company’s historical data, estimated future development and long-term economic trends.
(3)	Retirement ages are those provided by primary Greek insurance carrier and depend mainly on sex, class of worker, having incorporated the latest additions to the age limits of Greek Laws 4093/2012 and 4336/2015.

Schedule of sensitivity analysis

	Effect on liability in financial year 2024
	Change in assumption by	Increase in assumption	Decrease in assumption
Discount rate	0.50%	-9%	+10%
Annual salary increase	0.50%	+6%	-8%